Pay vs Performance Disclosure	3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 28, 2024	Sep. 15, 2024	Jun. 03, 2024	Jan. 03, 2026 USD ($) TSRPercentileRank	Dec. 28, 2024 USD ($) TSRPercentileRank	Dec. 30, 2023 USD ($) TSRPercentileRank	Dec. 31, 2022 USD ($) TSRPercentileRank	Jan. 01, 2022 USD ($) TSRPercentileRank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and other named executive Officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compen- sation Table Total for James R. Anderson[1] ($)	Summary Compen- sation Table Total for Esam Elashmawi[1] ($)	Summary Compen- sation Table Total for Ford Tamer[1] ($)	Compen- sation Actually Paid to James R. Anderson[1,2,3] ($)	Compen- sation Actually Paid to Esam Elashmawi[1,2,3] ($)	Compen- sation Actually Paid to Ford Tamer[1,2,3] ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs[1] ($)	Average Compen- sation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	TSR Percentile Rank Relative to the Russell 3000 Index[5]
									TSR ($)	Peer Group TSR ($)
2025	—	—	1,725,091	—	—	41,815,867	7,987,366	14,521,298	171.65	278.99	3.1	77th percentile
2024	16,287,952	13,579,214	69,154,980	(21,719,177)	4,114,264	56,448,465	10,446,083	1,955,462	128.68	192.33	61.1	27th percentile
2023	14,379,579	—	——	22,039,109	—	—	4,523,440	5,492,714	150.57	155.35	259.1	43rd percentile
2022	11,653,423	—	—	8,548,319	—	—	3,395,414	(392,017)	141.60	93.02	178.9	59th percentile
2021	18,387,422	—	—	70,640,501	—	—	4,764,499	15,839,660	168.18	142.85	95.9	89th percentile

(1)
Ford Tamer was our PEO for year 2025. Ford Tamer, Esam Elashmawi, and James R. Anderson were our PEOs for year 2024, and James R. Anderson was our PEO in 2021, 2022, and 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Sherri Luther Esam Elashmawi Stephen Douglass Mark Nelson	Sherri Luther Esam Elashmawi Stephen Douglass Mark Nelson	Sherri Luther Esam Elashmawi Mark Nelson Pravin Desale	Sherri Luther Mark Nelson Pravin Desale Tracy Feanny Tonya Stevens	Lorenzo Flores Esam Elashmawi Pravin Desale Erhaan Shaikh Tonya Stevens

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Ford Tamer ($)	Exclusion of Stock Awards for Ford Tamer ($)	Inclusion of Equity Values for Ford Tamer ($)	Compensation Actually Paid to Ford Tamer ($)
2025	1,725,091	—	40,090,776	41,815,867

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	7,987,366	(7,000,277)	13,534,209	14,521,298

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ford Tamer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ford Tamer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ford Tamer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Ford Tamer ($)	Total - Inclusion of Equity Values for Ford Tamer ($)
2025	—	39,685,655	—	405,121	—	—	40,090,776

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	8,568,813	4,786,068	—	179,328	—	—	13,534,209

(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index (“PHLX Semiconductor Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 3, 2026. The comparison assumes $100 was invested for the period starting January 2, 2021, through the end of the listed year in the Company and in the PHLX Semiconductor, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined TSR Percentile Rank relative to the Russell 3000 Index to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in the last completed fiscal year. We present one-year percentile ranks in this table. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name				TSR Percentile Rank relative to the Russell 3000 Index
Named Executive Officers, Footnote
(1)
Ford Tamer was our PEO for year 2025. Ford Tamer, Esam Elashmawi, and James R. Anderson were our PEOs for year 2024, and James R. Anderson was our PEO in 2021, 2022, and 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Sherri Luther Esam Elashmawi Stephen Douglass Mark Nelson	Sherri Luther Esam Elashmawi Stephen Douglass Mark Nelson	Sherri Luther Esam Elashmawi Mark Nelson Pravin Desale	Sherri Luther Mark Nelson Pravin Desale Tracy Feanny Tonya Stevens	Lorenzo Flores Esam Elashmawi Pravin Desale Erhaan Shaikh Tonya Stevens

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index (“PHLX Semiconductor Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 3, 2026. The comparison assumes $100 was invested for the period starting January 2, 2021, through the end of the listed year in the Company and in the PHLX Semiconductor, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Ford Tamer ($)	Exclusion of Stock Awards for Ford Tamer ($)	Inclusion of Equity Values for Ford Tamer ($)	Compensation Actually Paid to Ford Tamer ($)
2025	1,725,091	—	40,090,776	41,815,867

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ford Tamer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ford Tamer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ford Tamer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Ford Tamer ($)	Total - Inclusion of Equity Values for Ford Tamer ($)
2025	—	39,685,655	—	405,121	—	—	40,090,776

Non-PEO NEO Average Total Compensation Amount				$ 7,987,366	$ 10,446,083	$ 4,523,440	$ 3,395,414	$ 4,764,499
Non-PEO NEO Average Compensation Actually Paid Amount				$ 14,521,298	1,955,462	5,492,714	(392,017)	15,839,660
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	7,987,366	(7,000,277)	13,534,209	14,521,298

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	8,568,813	4,786,068	—	179,328	—	—	13,534,209

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR for the fiscal years indicated, and the PHLX Semiconductor Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our TSR Percentile Rank Relative to the Russell 3000 Index during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR for the fiscal years indicated, and the PHLX Semiconductor Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

TSR relative to the Russell 3000 Index Non-GAAP Operating Income Revenue

Total Shareholder Return Amount				$ 171.65	128.68	150.57	141.6	168.18
Peer Group Total Shareholder Return Amount				278.99	192.33	155.35	93.02	142.85
Net Income (Loss)				$ 3,100,000	$ 61,100,000	$ 259,100,000	$ 178,900,000	$ 95,900,000
Company Selected Measure Amount | TSRPercentileRank				77	27	43	59	89
PEO Name	Ford Tamer	Esam Elashmawi	James R. Anderson	Ford Tamer		James R. Anderson	James R. Anderson	James R. Anderson
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ford Tamer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ford Tamer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ford Tamer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ford Tamer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Ford Tamer ($)	Total - Inclusion of Equity Values for Ford Tamer ($)
2025	—	39,685,655	—	405,121	—	—	40,090,776

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	8,568,813	4,786,068	—	179,328	—	—	13,534,209

Measure:: 1
Pay vs Performance Disclosure
Name				TSR relative to the Russell 3000 Index
Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name				Revenue
James R. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 16,287,952	$ 14,379,579	$ 11,653,423	$ 18,387,422
PEO Actually Paid Compensation Amount				0	(21,719,177)	22,039,109	8,548,319	70,640,501
Esam Elashmawi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	13,579,214	0	0	0
PEO Actually Paid Compensation Amount				0	4,114,264	0	0	0
Ford Tamer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,725,091	69,154,980	0	0	0
PEO Actually Paid Compensation Amount				41,815,867	$ 56,448,465	$ 0	$ 0	$ 0
PEO | Ford Tamer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ford Tamer [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				40,090,776
PEO | Ford Tamer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ford Tamer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				39,685,655
PEO | Ford Tamer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ford Tamer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				405,121
PEO | Ford Tamer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ford Tamer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,000,277)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,534,209
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,568,813
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,786,068
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				179,328
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0